TAXES ON INCOME (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2013
Valuation Allowance [Line Items]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	26.50%
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Percent	25.00%
Maximum [Member]
Valuation Allowance [Line Items]
Operating Loss Carry Forwards Expiration Period	2034
Minimum [Member]
Valuation Allowance [Line Items]
Operating Loss Carry Forwards Expiration Period	2031
Domestic Tax Authority [Member]
Valuation Allowance [Line Items]
Operating Loss Carryforwards	$ 7,079,977
Foreign Tax Authority [Member]
Valuation Allowance [Line Items]
Operating Loss Carryforwards	$ 3,062,627